Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule Of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 31,295	$ 4,399	¥ 94,510
Gross unrealized losses (downward adjustments excluding impairment)	0	0	0
Net unrealized gains on equity securities held	31,295	4,399	94,510
Net realized gains on equity securities sold	0	0	0
Total net gains recognized in other income, net	¥ 31,295	$ 4,399	¥ 94,510